NET INCOME (LOSSES) PER SHARE ("EPS") - Computation of Basic Net Income Per Share from Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Denominator:
Number of shares used for Basic EPS computation	283,289,035	208,197,617	243,048,785
Class A ordinary shares
Numerator:
Net (loss) income	$ (163,191,347)	$ 23,962,247	$ (5,890,909)
Denominator:
Number of shares used for Basic EPS computation	273,290,000	135,220,000	170,070,000.00
Basic EPS	$ (0.6)	$ 0.18	$ (0.03)
Class B ordinary shares
Numerator:
Net (loss) income	$ (5,971,362)	$ 12,932,737	$ (2,527,891)
Denominator:
Number of shares used for Basic EPS computation	10,000,000	72,980,000	72,980,000
Basic EPS	$ (0.6)	$ 0.18	$ (0.03)